Registration Nos. 333-37314

811-09945

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 36	☒
(Check appropriate box or boxes.)

Natixis Funds Trust IV

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2822

Copy to:

Russell Kane, Esq. NGAM Distribution, L.P. 399 Boylston Street Boston, Massachusetts 02116	John M. Loder, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02119
(Name and Address of Agent for Service)

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS FUNDS TRUST IV

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of May, 2017.

NATIXIS FUNDS TRUST IV

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta
David L. Giunta	President, Chief Executive	May 22, 2017
Officer and Trustee

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	May 22, 2017

Kevin P. Charleston*
Kevin P. Charleston	Trustee	May 22, 2017

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee, Chairperson of the Board	May 22, 2017

Edmond J. English*
Edmond J. English	Trustee	May 22, 2017

Richard A. Goglia*
Richard A. Goglia	Trustee	May 22, 2017

Wendell J. Knox*
Wendell J. Knox	Trustee	May 22, 2017

Martin T. Meehan*
Martin T. Meehan	Trustee	May 22, 2017

Sandra O. Moose*
Sandra O. Moose	Trustee	May 22, 2017

James P. Palermo*
James P. Palermo	Trustee	May 22, 2017

Erik Sirri*
Erik Sirri	Trustee	May 22, 2017

Peter Smail*
Peter Smail	Trustee	May 22, 2017

Cynthia L. Walker*
Cynthia L. Walker	Trustee	May 22, 2017

*By:	/s/ Russell Kane
Russell Kane
Attorney-In-Fact [1]
May 22, 2017

[1]	Powers of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, Richard A. Goglia, Wendell J. Knox, Martin T. Meehan, Sandra O. Moose, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker, effective July 1, 2016, designating John M. Loder, Russell Kane, Rosa Licea-Mailloux and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit q(1)(i) to PEA No. 28 to the Registration Statement filed on December 15, 2016.

Natixis Funds Trust IV

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase